Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Equity
9.     Equity
Classes
Class T shares, Class S shares, Class D shares, Class I shares, Class A shares, Class AA shares, Class AAA shares and Class E shares vote together as a single class, and each share is entitled to one vote on each matter submitted to a vote at a meeting of the Company’s stockholders; provided that with respect to any matter that would only have a material adverse effect on the rights of a particular class of common stock, only the holders of such affected class are entitled to vote.
As of September 30, 2020, there were 555,730 shares of Class T common stock, 1,800 shares of Class S common stock, 40,791 shares of Class D common stock, 1,894,561 shares of Class I common stock, 24,227,432 shares of Class A common stock, 47,184,766 shares of Class AA common stock, 917,756 shares of Class AAA common stock, and 154,952,279 shares of Class E common stock outstanding.
Common Equity
As of September 30, 2020, the Company had received aggregate gross offering proceeds of approximately $2.8 billion from the sale of shares in the private offering, the public offerings, and the DRP offerings, as discussed in Note 1,
Organization
. The Company also issued approximately 43,772,611 shares of its common stock upon the consummation of the merger of Signature Office REIT, Inc. in June 2015 and 174,981,547 Class E shares (in exchange for all outstanding shares of
EA-1’s
common stock at the time of the Mergers) in April 2019 upon the consummation of the Mergers. As of September 30, 2020, there were 229,775,115 shares outstanding, including shares issued pursuant to the DRP, less shares redeemed pursuant to the SRP and the self-tender offer, which occurred in May 2019.

Termination of
Follow-On
Offering
On February 26, 2020, the Company’s Board approved the temporary suspension of the primary portion of the Company’s
Follow-On
Offering, effective February 27, 2020. The
Follow-On
Offering terminated with the expiration of the registration statement on Form
S-11
(Registration
No. 333-217223),
as amended (the “Registration Statement”), on September 20, 2020.
Amendment and Reinstatement of DRP and Partial Reinstatement of SRP
On July 16, 2020, the Board approved the (i) reinstatement of the DRP, effective July 27, 2020; (ii) amendment of the DRP to allow for the use of the most recently published NAV per share of the applicable share class available at the time of reinvestment as the DRP purchase price for each share class; and (iii) partial reinstatement of the SRP, effective August 17, 2020, subject to the following limitations: (A) redemptions will be limited to those sought upon a stockholder’s death, qualifying disability, or determination of incompetence or incapacitation in accordance with the terms of the SRP, and (B) the quarterly cap on aggregate redemptions will be equal to the aggregate NAV, as of the last business day of the previous quarter, of the shares issued pursuant to the DRP during such quarter. Settlements of share redemptions will be made within the first three business days of the following quarter. Redemption activity during the quarter is listed below.
Distribution Reinvestment Plan (DRP)
The Company has adopted the DRP, which allows stockholders to have dividends and other distributions otherwise distributable to them invested in additional shares of common stock. No sales commissions or dealer manager fees will be paid on shares sold through the DRP, but the DRP shares will be charged the applicable distribution fee payable with respect to all shares of the applicable class. The purchase price per share under the DRP is equal to the net asset value (“NAV”) per share applicable to the class of shares purchased, calculated using the most recently published NAV available at the time of reinvestment. The Company may amend or terminate the DRP for any reason at any time upon 10 days’ prior written notice to stockholders, which may be provided through the Company’s filings with the SEC.
As of September 30, 2020 and December 31, 2019, the Company had issued approximately $310.8 million and $293.7 million in shares pursuant to the DRP, respectively.
Share Redemption Program (SRP)
The Company has adopted the SRP that enables stockholders to sell their stock to the Company in limited circumstances. On August 8, 2019, the Company’s Board amended and restated its SRP, effective as of September 12, 2019, in order to (i) clarify that only those stockholders who purchased their shares from us or received their shares from the Company (directly or indirectly) through one or more non-cash
transactions (including transfers to trusts, family members, etc.) may participate in the SRP; (ii) allocate capacity within each class of common stock such that the Company may redeem up to 5% of the aggregate NAV of each class of common stock; (iii) treat all unsatisfied redemption requests (or portion thereof) as a request for redemption the following quarter unless otherwise withdrawn; and (iv) make certain other clarifying changes.
On November 7, 2019, Board amended and restated the SRP, effective as of December 12, 2019, in order to (i) provide for redemption sought upon a stockholder’s determination of incompetence or incapacitation; (ii) clarify the circumstances under which a determination of incompetence or incapacitation will entitle a stockholder to such redemption; and (iii) make certain other clarifying changes.

Under the SRP, the Company will redeem shares as of the last business day of each quarter. The redemption price will be equal to the NAV per share for the applicable class generally on the 13th day of the month prior to quarter end (which will be the most recently published NAV). Redemption requests must be received by 4:00 p.m. (Eastern time) on the second to last business day of the applicable quarter. Redemption requests exceeding the quarterly cap will be filled on a pro rata basis. With respect to any pro rata treatment, redemption requests following the death or qualifying disability of a stockholder will be considered first, as a group, followed by requests where pro rata redemption would result in a stockholder owning less than the minimum balance of $2,500 of shares of the Company’s common stock, which will be redeemed in full to the extent there are available funds, with any remaining available funds allocated pro rata among all other redemption requests. All unsatisfied redemption requests must be resubmitted after the start of the next quarter, or upon the recommencement of the SRP, as applicable.
There are several restrictions under the SRP. Stockholders generally have to hold their shares for one year before submitting their shares for redemption under the program; however, the Company will waive the one-year
holding period in the event of the death or qualifying disability of a stockholder. Shares issued pursuant to the DRP are not subject to the one-year
holding period. In addition, the SRP generally imposes a quarterly cap on aggregate redemptions of the Company’s shares equal to a value of up to 5% of the aggregate NAV of the outstanding shares as of the last business day of the previous quarter, subject to the further limitations as indicated in the August 8, 2019 amendments discussed above.
As the value on the aggregate redemptions of the Company’s shares is outside the Company’s control, the 5% quarterly cap is considered to be temporary equity and is presented as the common stock subject to redemption on the accompanying consolidated balance sheets.
The following table summarizes share redemption (excluding the self-tender offer) activity during the three and nine months ended September 30, 2020 and 2019:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Shares of common stock redeemed	693,199	10,589,361	1,241,812	10,589,361
Weighted average price per share	$8.86	$9.54	$9.07	$9.54
Since July 31, 2014 and through September 30, 2020, the Company had redeemed 25,472,376 shares (excluding the self-tender offer) of common stock for approximately $240.0 million at a weighted average price per share of $9.42 pursuant to the SRP. Since July 31, 2014 and through December 31, 2019, the Company had honored all outstanding redemption requests. During the three months ended September 30, 2019, redemption requests for Class E shares exceeded the quarterly 5% per share class limitation by 2,872,488 shares or approximately $27.4 million. The Class E shares not redeemed during that quarter, or 25% of the shares submitted, were treated as redemption requests for the quarter ended December 31, 2019. All outstanding requests for the quarter ended September 30, 2019 and all new requests for the quarter ended December 31, 2019 were honored on January 2, 2020. Redemptions sought upon a stockholder’s death, qualifying disability, or determination of incompetence or incapacitation in the first quarter of 2020 were honored in accordance with the terms of the SRP, and the SRP officially was suspended as of March 28, 2020 for regular redemptions and subsequent redemptions for death, qualifying disability, or determination of incompetence or incapacitation after those honored in the first quarter of 2020. During the three months ended September 30, 2020, the Company received redemption requests (including those due to death, disability or incapacitation) for 693,199 shares of common stock that were all redeemed during and subsequent to the current quarter.
Issuance of Restricted Stock Units to Executive Officers and Employees
On January 15, 2020, the Company issued 589,248 RSUs to Company employees, including officers, under the Griffin Capital Essential Asset REIT, Inc. Employee and Director Long-Term Incentive Plan (as amended, the “LTIP”). Each RSU represents a contingent right to receive one share of the Company’s Class E common stock when settled in accordance with the terms of the respective Restricted Stock Unit Award Agreement and will vest in equal, 25% installments on each of December 31, 2020, 2021, 2022, and 2023 provided that the employee continues to be employed by the Company on each such date, subject to certain accelerated vesting provisions as provided in the respective Restricted Stock Unit Award Agreement. The fair value of grants issued was approximately $5.5 million. A total of 3,209 shares were forfeited during the nine months ended September 30, 2020.

10.	Equity
Share Classes
Class T shares, Class S shares, Class D shares, Class I shares, Class A shares, Class AA shares, Class AAA and Class E shares vote together as a single class, and each share is entitled to one vote on each matter submitted to a vote at a meeting of the Company’s stockholders; provided that with respect to any matter that would only have a material adverse effect on the rights of a particular class of common stock, only the holders of such affected class are entitled to vote.
As of December 31, 2019, there were 407,773 shares of Class T common stock, 1,790 shares of Class S common stock, 25,860 shares of Class D common stock, 1,607,399 shares of Class I common stock, 24,035,934 shares of Class A common stock, 46,675,314 of Class AA common stock, 947,992 shares of Class AAA common stock, and 154,151,658 of Class E common stock outstanding.
Common Equity
As of December 31, 2019, the Company had received aggregate gross offering proceeds of approximately $2.7 billion from the sale of shares in the private offering, the public offerings, and the DRP offerings, as discussed in Note 1,
Organization
. The Company also issued approximately
43,772,6
11
 shares of its common stock upon the consummation of the merger of Signature Office REIT, Inc. in June 2015 and 174,981,547 Class E shares (in exchange for all outstanding shares of
EA-1’s
common stock at the time of the Mergers) in April 2019 upon the consummation of the Mergers. As of December 31, 2019, there were 227,853,720 shares outstanding, including shares issued pursuant to the DRP, less shares redeemed pursuant to the SRP and the self-tender offer, which occurred in May 2019.

Extension of the
Follow-On
Offering
On August 8, 2019, the Company’s Board extended the termination date of the Company’s
Follow-On
Offering from September 20, 2019 to September 20, 2020, which is three years after the effective date of the Company’s
Follow-On
Offering. The Company’s Board reserved the right to further extend the
Follow-On
Offering, in certain circumstances, or terminate the Company’s
Follow-On
Offering at any time prior to September 20, 2020.
Distribution Reinvestment Plan (DRP)
The Company has adopted the DRP, which allows stockholders to have dividends and other distributions otherwise distributable to them invested in additional shares of common stock. No sales commissions or dealer manager fees will be paid on shares sold through the DRP, but the DRP shares will be charged the applicable distribution fee payable with respect to all shares of the applicable class. The purchase price per share under the DRP is equal to the NAV per share applicable to the class of shares purchased, calculated as of the distribution date. The Company may amend or terminate the DRP for any reason at any time upon 10 days’ prior written notice to stockholders, which may be provided through the Company’s filings with the SEC.
As of December 31, 2019 and December 31, 2018, the Company had issued approximately $293.7 million and $252.8 million in shares pursuant to the DRP, respectively. As of December 31, 2019, $20.6 million which was subject to the Company’s quarterly cap on aggregate redemptions are classified on the consolidated balance sheet as common stock subject to redemption.
Share Redemption Program
The Company has adopted the SRP that enables stockholders to sell their stock to the Company in limited circumstances. The SRP was previously suspended as of January 19, 2019, due to the Company’s then-pending Mergers with
EA-1
and the
EA-1
Operating Partnership. On June 12, 2019, the Board reinstated the SRP effective as of July 13, 2019. All classes of shares of the Company’s common stock are eligible for redemption under the SRP.
On August 8, 2019, the Company’s Board amended and restated its SRP, effective as of September 12, 2019, in order to (i) clarify that only those stockholders who purchased their shares from us or received their shares from the Company (directly or indirectly) through one or more non-cash
transactions (including transfers to trusts, family members, etc.) may participate in the SRP; (ii) allocate capacity within each class of common stock such that the Company may redeem up to 5% of the aggregate NAV of each class of common stock; (iii) treat all unsatisfied redemption requests (or portion thereof) as a request for redemption the following quarter unless otherwise withdrawn; and (iv) make certain other clarifying changes.
On November 7, 2019, Board amended and restated the SRP, effective as of December 12, 2019, in order to (i) provide for redemption sought upon a stockholder’s determination of incompetence or incapacitation; (ii) clarify the circumstances under which a determination of incompetence or incapacitation will entitle a stockholder to such redemption; and (iii) make certain other clarifying changes.
Under the SRP, the Company will redeem shares as of the last business day of each quarter. The redemption price will be equal to the NAV per share for the applicable class generally on the 13th day of the month prior to quarter end. Redemption requests must be received by 4:00 p.m. (Eastern time) on the second to last business day of the applicable quarter. Redemption requests exceeding the quarterly cap will be filled on a pro rata basis. With respect to any pro rata treatment, redemption requests following the death or qualifying disability of a stockholder will be considered first, as a group, followed by requests where pro rata redemption would result in a stockholder owning less than the minimum balance of $2,500 of shares of the Company’s common stock, which will be redeemed in full to the extent there are available funds, with any remaining available funds allocated pro rata among all other redemption requests. All unsatisfied redemption requests must be resubmitted after the start of the next quarter, or upon the recommencement of the SRP, as applicable.
There are several restrictions under the SRP. Stockholders generally have to hold their shares for one year before submitting their shares for redemption under the program; however, the Company will waive the one-year
holding period in the event of the death or qualifying disability of a stockholder. Shares issued pursuant to the DRP are not subject to the one-year
holding period. In addition, the SRP generally imposes a quarterly cap on aggregate redemptions of the Company’s shares equal to a value of up to 5% of the aggregate NAV of the outstanding shares as of the last business day of the previous quarter, subject to the further limitations as indicated in the August 8, 2019 amendments discussed above. See Note 18,
Subsequent Events
, for the status of the
Follow-On
Offering, DRP and SRP.
As the value on the aggregate redemptions of the Company’s shares is outside the Company’s control, the 5% quarterly cap is considered to be temporary equity and is presented as the common stock subject to redemption on the accompanying consolidated balance sheets. As of December 31, 2019, the quarterly cap was approximately $117.2 million.
The following table summarizes share redemption (excluding the self-tender offer) activity during the years ended December 31, 2019 and 2018:

	December 31,
	2019	2018
Shares of common stock redeemed	20,933,322	8,695,600
Weighted average price per share	$9.44	$9.61
Since July 31, 2014 and through December 31, 2019, the Company had redeemed 24,230,565 shares (excluding the self-tender offer) of common stock for approximately $228.7 million at a weighted average price per share of $9.44 pursuant to the SRP. Since July 31, 2014 and through December 31, 2019, the Company has honored all redemption requests. The Company has funded all redemptions using proceeds from the sale of shares pursuant to the DRP.
Employment Agreements With Executive Officers
In connection with the Mergers and Michael J. Escalante’s appointment as Chief Executive Officer of the Company, the Company assumed, from
EA-1,
an employment agreement dated December 14, 2018, for Mr. Escalante to serve as the Company’s Chief Executive Officer and President (the “Escalante Employment Agreement”). The Escalante Employment Agreement has an initial term of five years and will automatically renew for additional one year periods thereafter, unless either the Company or Mr. Escalante provide advance written notice of its or his intent not to renew or unless sooner terminated in accordance with the terms thereof.
The Company also assumed employment agreements entered into by
EA-1
with each of Javier F. Bitar, Howard S. Hirsch, Louis K. Sohn and Scott Tausk. Each of such employment agreements (collectively, the “Other Employee Employment Agreements”) was entered into on December 14, 2018 and is substantially similar to the material terms of the Escalante Employment Agreement. The terms of the Escalante Employment Agreement and the Other Employee Employment Agreements are included in the Company’s Form
8-K
filed on May 1, 2019.
Issuance of Restricted Stock Units to Executive Officers
Pursuant to the terms of the Escalante Employment Agreement and the Other Employee Employment Agreements, on May 1, 2019, the Company entered into Time-Based Restricted Stock Unit Agreements with each of Messrs. Escalante, Bitar, Hirsch, Sohn and Tausk for the issuance of each of their respective initial equity awards (collectively, the “Restricted Stock Unit Award Agreements”), pursuant to which the Company issued restricted stock units to such executive officers under the Employee and Director Long-Term Incentive Plan in the following amounts (the “RSUs”): 732,218 RSUs to Mr. Escalante; 104,603 RSUs to Mr. Bitar; 67,992 RSUs to Mr. Hirsch; 52,301 RSUs to Mr. Sohn; and 52,301 RSUs to Mr. Tausk. Each RSU represents a contingent right to receive one share of the Company’s Class E Common Stock when settled in accordance with the terms of the respective Restricted Stock Unit Award Agreement and will vest in equal, 25% installments on each of December 31, 2019, 2020, 2021 and 2022, provided that such executive officer remains continuously employed by the Company on each such date, subject to certain accelerated vesting provisions as provided in the Restricted Stock Unit Award Agreements. The shares of Class E Common Stock underlying the RSUs will not be delivered upon vesting, but instead will be deferred for delivery on May 1, 2023, or, if sooner, upon the executive officer’s termination of employment. The fair value of grants issued was approximately $9.7 million. Total vested RSUs shares as of December 31, 2019 were 252,353. Total forfeited shares during the year ended December 31, 2019 were 9,124.
Total compensation expense related to the RSUs for the year ended December 31, 2019 was approximately $2.4 million. As of December 31, 2019, there was $7.2 million of unrecognized compensation expense remaining over three years.
Distributions
Earnings and profits, which determine the taxability of distributions to stockholders, may differ from income reported for financial reporting purposes due to the differences for federal income tax purposes in the treatment of loss on debt, revenue recognition and compensation expense and in the basis of depreciable assets and estimated useful lives used to compute depreciation expense.
The following unaudited table summarizes the federal income tax treatment for all distributions per share for the years ended December 31, 2019, 2018, and 2017 reported for federal tax purposes and serves as a designation of capital gain distributions, if applicable, pursuant to Internal Revenue Code Section 857(b)(3)(C) and Treasury Regulation
§1.857-6(e).

	Year Ended December 31,
	2019		2018		2017
Ordinary income	$0.22	37%	$0.32	47%	$0.40	59%
Capital gain	0.08	13%	—	—%	0.18	26%
Return of capital	0.30	50%	0.36	53%	0.10	15%

Total distributions paid	$0.60	100%	$0.68	100%	$0.68	100%